STOCK BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 0
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants granted
Employee [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 0
Warrants granted	0	0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, granted during the period
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 200,000
Employee Stock Option2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards made under employee stock option plan	0
Number of securities remaining available for future issuance	155,000
Employee Stock Option2020 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares of the company's stock that may be issued			250,000
Employee Stock Option2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares of the company's stock that may be issued	168,950
Additional award granted	0